W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

VIA EDGAR

August 25, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	NuShares ETF Trust: Registration Statement on Form N-1A (File Nos. 333-212032 and 811-23161)

Ladies and Gentlemen:

On behalf of our client, NuShares ETF Trust (the “Registrant”), we are filing, pursuant to the Securities Act of 1933 (the “1933 Act”), and under the Investment Company Act of 1940, Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A. The purpose of Pre-Effective Amendment No. 2 is to respond to staff comments on the Registrant’s Pre-Effective Amendment No. 1 filing on Form N-1A, filed on August 12, 2016, and to make other changes to the Prospectus and Statement of Additional Information for the Registrant’s NuShares Enhanced Yield U.S. Aggregate Bond ETF.

If you have any questions, please do not hesitate to contact me at (202) 373-6799.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001